Other assets	12 Months Ended
Dec. 31, 2024
Other assets
Other assets

6.Other assets

Other assets consist of the following:

		As of December 31,
	Note	2023	2024
		RMB	RMB
Long-term rental deposits		74,497	68,571
Contract assets	12(b)	54,446	33,926
Prepayments for purchase of property and equipment		815	—
Subtotal		129,758	102,497
Less: allowance for doubtful accounts	12(b)	(28,819)	(31,280)
Total		100,939	71,217

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
At the beginning of the year	—	28,819
Allowance made during the year	28,819	23,974
Allowance write-off during the year	—	(21,513)
At the end of the year	28,819	31,280